Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash and cash equivalents	R$ 47,187	R$ 75,587
Short-term investments	26,389	253,042
Trade receivables	224,128	140,560
Income taxes recoverable	6,994	7,747
Prepaid expenses	20,010	34,957
Receivables from hub partners	31,979	0
Other current assets	14,853	2,891
TOTAL CURRENT ASSETS	371,540	514,784
NON-CURRENT ASSETS
Trade receivables	47,012	5,933
Indemnification assets	9,853	8,624
Deferred tax assets	203,043	83,350
Receivables from hub partners	48,117	0
Other non-current assets	6,903	1,641
Right-of-use assets	350,393	136,104
Property and equipment	194,575	106,839
Intangible assets	4,427,643	670,152
TOTAL NON-CURRENT ASSETS	5,287,539	1,012,643
TOTAL ASSETS	5,659,079	1,527,427
CURRENT LIABILITIES
Trade payables	99,697	41,706
Loans and financing	131,158	0
Lease liabilities	51,310	27,204
Labor and social obligations	43,105	25,015
Taxes payable	16,006	3,253
Prepayments from customers	43,606	10,321
Payables from acquisition of subsidiaries	0	149,765
Other current liabilities	7,484	2,078
TOTAL CURRENT LIABILITIES	392,366	259,342
NON-CURRENT
Lease liabilities	272,029	134,328
Loans and financing	1,489,088	0
Share-based compensation	19,805	52,283
Payables from acquisition of subsidiaries	507,361	0
Provisions for contingencies	29,182	14,872
Deferred tax liabilities	773,394	0
Other non-current liabilities	1,465	474
TOTAL NON-CURRENT LIABILITIES	3,092,324	201,957
TOTAL LIABILITIES	3,484,690	461,299
EQUITY
Share capital	8	6
Capital reserves	2,054,527	1,039,588
Retained earnings	119,854	26,534
TOTAL EQUITY	2,174,389	1,066,128
TOTAL LIABILITIES AND EQUITY	R$ 5,659,079	R$ 1,527,427